Changes in Carrying Amounts of Goodwill by Segment (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)
Goodwill [Line Items]
Beginning balance	$ 2,696,244	¥ 221,092,000	¥ 246,359,000	$ 2,696,244	¥ 221,092,000	¥ 246,359,000
Goodwill acquired during the year	85,122	6,980,000	546,000	39,683	3,254,000	546,000	45,439	3,726,000
Impairment	(335,256)	(27,491,000)		(335,256)	(27,491,000)
Translation adjustments and other	(65,000)	(5,330,000)	(25,813,000)	(65,000)	(5,330,000)	(25,813,000)
Goodwill - gross	2,729,622	223,829,000	221,092,000	2,684,183	220,103,000	221,092,000	45,439	3,726,000
Accumulated impairment	(348,512)	(28,578,000)		(348,512)	(28,578,000)
Goodwill	$ 2,381,110	¥ 195,251,000	¥ 221,092,000	$ 2,335,671	¥ 191,525,000	¥ 221,092,000	$ 45,439	¥ 3,726,000